SCHEDULE III - Supplementary Insurance Information Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred policy acquisition costs	[1]	$ 1,056.5	$ 951.6	$ 780.5
Future policy benefits, losses, claims, and loss expenses	[1]	18,105.4	15,400.8	13,086.9
Unearned premiums	[1]	12,388.8	10,686.5	8,903.5
Other policy claims and benefits payable	[1]	0.0	0.0	0.0
Premium revenue		36,192.4	30,933.3	25,729.9
Net investment income	[1],[2]	1,017.4	796.2	539.2
Benefits, claims, losses, and settlement expenses		25,470.5	21,721.0	18,808.0
Amortization of deferred policy acquisition costs		3,023.2	2,573.7	2,124.9
Other operating expenses		4,975.1	4,195.8	3,480.7
Net Premiums Written		37,577.9	32,609.9	27,132.1
Personal Lines
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		30,210.0	26,034.7	21,947.2
Benefits, claims, losses, and settlement expenses		21,329.7	18,389.8	16,141.4
Amortization of deferred policy acquisition costs		2,273.6	1,964.4	1,656.4
Other operating expenses		4,227.6	3,563.3	2,954.8
Net Premiums Written		31,102.2	27,157.6	22,928.4
Commercial Lines
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		4,427.6	3,610.9	2,793.9
Benefits, claims, losses, and settlement expenses		3,034.8	2,394.0	1,966.4
Amortization of deferred policy acquisition costs		481.2	396.0	309.3
Other operating expenses		523.5	396.0	335.3
Net Premiums Written		4,791.8	3,996.4	3,112.7
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		1,554.8	1,287.7	988.8
Benefits, claims, losses, and settlement expenses		1,106.0	937.0	700.2
Amortization of deferred policy acquisition costs		268.4	213.3	159.2
Other operating expenses		224.0	237.2	190.4
Net Premiums Written		1,683.9	1,455.9	1,091.0
Other Indemnity
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Premium revenue		0.0	0.0	0.0
Benefits, claims, losses, and settlement expenses		0.0	0.2	0.0
Amortization of deferred policy acquisition costs		0.0	0.0	0.0
Other operating expenses		0.0	(0.7)	0.2
Net Premiums Written		$ 0.0	$ 0.0	$ 0.0

[1]	Progressive does not allocate assets, liabilities, or investment income to operating segments.
[2]	Excludes total net realized gains (losses) on securities.